Goodwill and intangible assets - Key assumptions used in the computation of present value in-force long term insurance contracts (Details) - Present value of in-force long-term insurance business - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Hong Kong
Disclosure of detailed information about intangible assets [line items]
Weighted average risk-free rate	2.02%	2.09%
Weighted average risk discount rate	6.20%	6.34%
Expense inflation	3.00%	3.00%
France
Disclosure of detailed information about intangible assets [line items]
Weighted average risk-free rate	1.50%	0.99%
Weighted average risk discount rate	2.20%	1.84%
Expense inflation	1.48%	1.66%
Risk discount rate	2.20%	1.84%
Risk Margin	$ 80	$ 101